UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	3000 Sand Hill Road
	Building 3, Suite 150
	Menlo Park, CA  94025
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Connie Torres
Title:	Vice President and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Connie Torres	Menlo Park, CA	March 1, 2002

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 88
Form 13F Information Table Value Total: $288,149
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184a105     5777   392725 SH       SOLE                   264444            128281
Abbott Labs                    COM              002824100      245     6500 SH       SOLE                     2300              4200
Agile Software Corp            COM              00846x105       90    12336 SH       SOLE                    12336
American Express               COM              025816109     4785   131745 SH       SOLE                    86950             44795
American Intl Grp              COM              026874107     6703    98245 SH       SOLE                    66834             31411
Amgen                          COM              031162100     5083   121370 SH       SOLE                    75300             46070
Apartment Investment & Mgmt Co COM              03748R101     2743    55750 SH       SOLE                    35775             19975
Applera Corp - Applied Biosyst COM              038020103      423    21728 SH       SOLE                    21688                40
Autodesk                       COM              052769106     4905   370200 SH       SOLE                   238700            131500
Avici Systems Inc.             COM              05367l109       26    26037 SH       SOLE                                      26037
BJ's Wholesale Club            COM              05548j106     5113   132800 SH       SOLE                    87750             45050
BankAmerica Corp               COM              060505104      682     9695 SH       SOLE                     3816              5879
Bard (C.R.)                    COM              067383109     5901   104300 SH       SOLE                    67200             37100
Baxter Intl                    COM              071813109     1992    44822 SH       SOLE                    44822
Boston Private Finl Holdings   COM              101119105     1588    64172 SH       SOLE                    63097              1075
Boston Properties              COM              101121101     5953   149000 SH       SOLE                    94650             54350
Cell Genesys                   COM              150921104      479    35545 SH       SOLE                    35545
ChevronTexaco Corp             COM              166764100     5097    57593 SH       SOLE                    38395             19198
Cirrus Logic Inc               COM              172755100      122    16521 SH       SOLE                                      16521
Cisco Systems                  COM              17275R102     5902   423066 SH       SOLE                   273659            149407
Citigroup Inc                  COM              172967101    10268   264986 SH       SOLE                   174643             90343
Coca Cola                      COM              191216100      360     6420 SH       SOLE                     3220              3200
Conjuchem Inc.                 COM              207349101      159    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102      221   103017 SH       SOLE                                     103017
Dover Corp                     COM              260003108     2454    70118 SH       SOLE                    34450             35668
Exxon Mobil Corporation        COM              30231g102     3188    77906 SH       SOLE                    46068             31838
Federal Home Loan Mtg          COM              313400301      215     3517 SH       SOLE                                       3517
Finisar Corporation            COM              31787a101    22987  9699079 SH       SOLE                  9698753               326
Flextronics                    COM              y2573f102      159    22338 SH       SOLE                    22338
General Electric               COM              369604103      965    33224 SH       SOLE                    24872              8352
Glamis Gold Ltd                COM              376775102      132    15000 SH       SOLE                                      15000
H & R Block                    COM              093671105     6530   141500 SH       SOLE                    92600             48900
Hewlett-Packard Co.            COM              428236103      420    27474 SH       SOLE                    18884              8590
IBM                            COM              459200101      312     4337 SH       SOLE                     1300              3037
Imax Corporation               COM              45245e109       93    16500 SH       SOLE                                      16500
Intel                          COM              458140100     5340   292292 SH       SOLE                   177320            114972
Johnson & Johnson              COM              478160104     6205   118736 SH       SOLE                    76166             42570
Johnson Controls               COM              478366107     6158    75460 SH       SOLE                    46840             28620
LSI Logic                      COM              502161102      106    12094 SH       SOLE                    12094
Lynx Therapeutics Inc.         COM              551812308      444   336291 SH       SOLE                   336291
MBIA Inc                       COM              55262c100     8102   143324 SH       SOLE                    89175             54149
Marriott International         COM              571903202      250     6583 SH       SOLE                                       6583
Material Sciences              COM              576674105      531    37900 SH       SOLE                     1350             36550
Mattel                         COM              577081102     6723   318943 SH       SOLE                   201943            117000
McDonalds                      COM              580135101     6656   233940 SH       SOLE                   151750             82190
McGraw Hill                    COM              580645109     6107   102300 SH       SOLE                    66350             35950
Medicis Phamaceutical 'A'      COM              584690309     4999   116900 SH       SOLE                    77150             39750
Medtronic                      COM              585055106      275     6428 SH       SOLE                     2928              3500
Merck                          COM              589331107     5281   104294 SH       SOLE                    61694             42600
Microsoft                      COM              594918104     5527   101044 SH       SOLE                    69664             31380
Morgan Stanley, Dean Witter, D COM              617446448     4913   114038 SH       SOLE                    70296             43742
Network Appliance              COM              64120l104      282    22667 SH       SOLE                    22667
Oracle Systems                 COM              68389X105     4154   438636 SH       SOLE                   276586            162050
Orthologic Corp                COM              68750j107       81    14700 SH       SOLE                                      14700
PeopleSoft Inc                 COM              712713106      255    17125 SH       SOLE                                      17125
Pepsico                        COM              713448108     5811   120550 SH       SOLE                    78050             42500
Pfizer                         COM              717081103    11481   328020 SH       SOLE                   203815            124205
Placer Dome Inc.               COM              725906101      113    10100 SH       SOLE                                      10100
Procter & Gamble               COM              742718109     6966    78005 SH       SOLE                    48385             29620
Rita Medical Systems Inc       COM              76774e103      888    87719 SH       SOLE                    82219              5500
Robert Mondavi Corporation     COM              609200100     1369    40000 SH       SOLE                    40000
Safeway                        COM              786514208     8537   292450 SH       SOLE                   192350            100100
Schering Plough                COM              806605101      248    10070 SH       SOLE                     8450              1620
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Simon Property Group           COM              828806109     5583   151550 SH       SOLE                   100150             51400
Southwest Airlines             COM              844741108      184    11389 SH       SOLE                    11389
Standard and Poors Mid Cap Tru COM              595635103     5104    57000 SH       SOLE                    38300             18700
Sun Microsystems               COM              866810104       94    18708 SH       SOLE                    13608              5100
Sungard Data Systems           COM              867363103     4992   188518 SH       SOLE                    95068             93450
Swift Energy                   COM              870738101      171    10800 SH       SOLE                                      10800
Symyx Technologies Inc         COM              87155s108     2857   205211 SH       SOLE                   150681             54530
Talbot's                       COM              874161102     5192   148350 SH       SOLE                    94100             54250
Target Corporation             COM              87612e106     4984   130802 SH       SOLE                    81450             49352
Texas Instruments              COM              882508104     2814   118752 SH       SOLE                     5088            113664
Therasense Inc.                COM              883381105      395    20925 SH       SOLE                                      20925
Tidewater Inc                  COM              886423102     2133    64800 SH       SOLE                    40800             24000
Torchmark Corporation          COM              891027104     5176   135500 SH       SOLE                    88600             46900
United Parcel Service CL B     COM              911312106     3200    51820 SH       SOLE                    42350              9470
Verizon Communications         COM              92343v104      382     9510 SH       SOLE                     7993              1517
Vitesse Semiconductor          COM              928497106       33    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849Q104       62    64315 SH       SOLE                                      64315
Walgreen                       COM              931422109      442    11442 SH       SOLE                     2242              9200
Wells Fargo                    COM              949746101     6665   133135 SH       SOLE                    86435             46700
Wyeth                          COM              983024100      305     5959 SH       SOLE                     2287              3672
Xilinx Incorporated            COM              983919101      626    27930 SH       SOLE                                      27930
BP PLC                         FRGN             055622104    12287   243357 SH       SOLE                   169153             74204
Panamerican Beverages          FRGN             p74823108     4341   304650 SH       SOLE                   198200            106450
Van Kamp CA Value Income Trust PRD              92112b206      250       10 SH       SOLE                       10